Equity (Details Narrative)					12 Months Ended
	Dec. 17, 2020 USD ($) $ / shares	Dec. 17, 2020 CNY (¥)	Nov. 27, 2019 USD ($) $ / shares shares	Nov. 15, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 04, 2018 $ / shares shares
Ordinary shares authorized								50,000
Ordinary sharea par value | $ / shares								$ 1.00
Number of shares of common stock				16,666
Number of shares of common stock, value | $				$ 16,666	$ 20,810,388	$ 16,666
Share price per share | $ / shares				$ 1.00
Number of ordinary shares issued				66,666
Proceeds from public offering | $					$ 21,500,450
Ordinary shares, shares issued					25,000,000	20,000,000
Ordinary shares, shares outstanding					25,000,000	20,000,000
Ordinary shares, no par value | $ / shares
Additional paid-in capital | $					$ 21,977,682	$ 1,003,447
Increase in additional paid-in capital | $					$ 163,847	$ 880,292	$ 106,489
IPO [Member]
Number of shares of common stock, value | ¥		¥ 5,000,000
Share price per share | $ / shares	$ 5.00
Proceeds from public offering | $	$ 25,000,000
Board of Directors [Member]
Ordinary shares authorized			66,666
Ordinary sharea par value | $ / shares			$ 1.00
Divided pro-rata shares			20,000,000
Board of Directors [Member] | IPO [Member]
Number of shares of common stock			5,000,000
Ordinary shares offered			999,910
Share price per share | $ / shares			$ 5.00
Proceeds from public offering | $			$ 29,999,550
Proceeds from public offering before deduction | $			26,500,000
Underwriter's fee and expenses | $			$ 3,500,000